ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	September 30, 2021	December 31 2020
Accounts receivable	$11,343,114	$12,002,454
Allowance for doubtful accounts	-	(75,619)
Accounts receivable, net	$11,343,114	$11,926,835

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

NOTE-2- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2020	December 31 2019
Accounts receivable	$12,002,454	$16,120,327
Allowance for doubtful accounts	(75,619)	(70,874)
Accounts receivable, net	$11,926,835	$16,049,453

There was no accrual of additional provision or write-off of accounts receivable for years ended December 31, 2020 and 2019. The difference in doubtful account balances is due to foreign currency translation.

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.